Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 21,103,114	$ 25,290,060	$ 29,200,445
Gross profit	8,056,621	7,577,952	10,444,161
Interest expense	(158,119)	(208,306)	(56,953)
Depreciation and amortization	1,225,977	1,195,161	939,995
Capital expenditures	(394,988)	(74,210)	$ (3,126,777)
Goodwill	11,074,864
Equipment and Engineering [Member]
Revenue	18,577,590
Gross profit	5,550,589
Interest expense	(158,119)
Depreciation and amortization	(983,567)
Capital expenditures	(394,988)
Segment profit (loss)	1,270,684
Goodwill
Segments assets	66,802,900
Financial services [Member]
Revenue	2,525,524
Gross profit	2,506,032
Interest expense
Depreciation and amortization	(242,410)
Segment profit (loss)	1,469,306
Goodwill	11,074,864
Segments assets	17,996,357
Consolidated [Member]
Revenue	21,103,114
Gross profit	8,056,621
Interest expense	(158,119)
Depreciation and amortization	(1,225,977)
Capital expenditures	(394,988)
Segment profit (loss)	2,739,900
Goodwill	11,074,864
Segments assets	$ 84,799,257